Other current assets and other current liabilities - Other current liabilities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other current assets and other current liabilities
Contract liability related to loyalty program	₽ 607	₽ 473
Contract liability related to guarantees issued	199
Other	96	68
Total other current liabilities	₽ 902	₽ 541